Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2021

FFH-QTLY-0921
1.819942.116

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.1%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,188,488
3.375% 8/15/26	680,000	697,000
		1,885,488
Nonconvertible Bonds - 88.6%
Aerospace - 3.2%
BWX Technologies, Inc. 4.125% 6/30/28 (a)	795,000	814,875
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	817,285
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,730,000	1,806,085
Moog, Inc. 4.25% 12/15/27 (a)	1,440,000	1,485,000
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,115,000	1,216,744
Science Applications Internati 4.875% 4/1/28 (a)	150,000	157,313
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,115,000	4,315,606
7.5% 3/15/27	145,000	153,599
8% 12/15/25 (a)	1,505,000	1,615,994
		12,382,501
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,115,000	1,110,819
Ford Motor Credit Co. LLC:
4% 11/13/30	1,495,000	1,580,963
4.687% 6/9/25	2,140,000	2,324,575
5.125% 6/16/25	530,000	583,663
		5,600,020
Banks & Thrifts - 0.5%
Ally Financial, Inc. 8% 11/1/31	450,000	654,444
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,185,000	1,187,963
		1,842,407
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	750,000	435,000
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	410,000	410,156
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	2,000,000	2,063,360
5% 8/1/27 (a)	2,285,000	2,387,825
5.5% 7/1/29 (a)	625,000	684,469
Tegna, Inc.:
4.625% 3/15/28	1,645,000	1,694,350
5% 9/15/29	210,000	219,450
		7,894,610
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,377,684
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (a)	1,300,000	1,339,000
		2,716,684
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	3,080,000	3,177,852
4.5% 8/15/30 (a)	675,000	708,750
4.5% 6/1/33 (a)	785,000	817,185
5% 2/1/28 (a)	1,780,000	1,866,330
5.125% 5/1/27 (a)	2,110,000	2,207,588
CSC Holdings LLC:
4.125% 12/1/30 (a)	2,835,000	2,842,088
5.375% 2/1/28 (a)	1,500,000	1,584,495
5.5% 4/15/27 (a)	1,320,000	1,380,984
5.75% 1/15/30 (a)	1,600,000	1,667,504
Virgin Media Finance PLC 5% 7/15/30 (a)	105,000	106,838
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	1,060,000	1,067,717
5.5% 5/15/29 (a)	740,000	790,508
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	311,274
Ziggo BV 4.875% 1/15/30 (a)	475,000	489,963
		19,019,076
Chemicals - 4.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	935,000	985,256
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	6,159
5.15% 3/15/34	3,055,000	3,788,200
5.375% 3/15/44	475,000	610,850
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (a)(b)(c)	476,000	471,931
6.875% 6/15/25 (a)	210,000	213,161
Methanex Corp.:
5.125% 10/15/27	1,405,000	1,520,884
5.25% 12/15/29	160,000	176,880
5.65% 12/1/44	991,000	1,055,415
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,710,000	1,842,525
Olin Corp.:
5% 2/1/30	3,480,000	3,727,950
5.125% 9/15/27	1,695,000	1,764,919
5.625% 8/1/29	350,000	384,017
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	1,085,000
5.75% 11/15/28 (a)	505,000	535,931
Valvoline, Inc. 4.25% 2/15/30 (a)	255,000	264,881
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (a)	505,000	533,406
		18,967,365
Consumer Products - 1.8%
Mattel, Inc.:
3.75% 4/1/29 (a)	745,000	787,309
5.45% 11/1/41	125,000	147,188
6.2% 10/1/40	950,000	1,200,116
Newell Brands, Inc.:
5.875% 4/1/36	490,000	622,300
6% 4/1/46	2,080,000	2,699,840
Nordstrom, Inc. 4.375% 4/1/30	930,000	981,529
Prestige Brands, Inc. 3.75% 4/1/31 (a)	600,000	593,250
		7,031,532
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	50,000	51,625
6% 2/15/25 (a)	235,000	242,285
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,215,000	1,269,675
		1,563,585
Diversified Financial Services - 3.9%
HCRX Investments Holdco LP 4.5% 8/1/29 (a)	180,000	183,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	7,031,869
6.25% 5/15/26	1,620,000	1,702,296
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	845,000	843,592
MSCI, Inc. 4% 11/15/29 (a)	2,000,000	2,132,500
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,165,038
6.875% 3/15/25	1,105,000	1,253,427
7.125% 3/15/26	500,000	588,750
		14,901,072
Diversified Media - 1.0%
Lamar Media Corp. 3.625% 1/15/31 (a)	915,000	903,563
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (a)	910,000	961,188
5.875% 10/1/30 (a)	905,000	990,886
Twitter, Inc. 3.875% 12/15/27 (a)	930,000	994,728
		3,850,365
Energy - 18.2%
Apache Corp.:
4.25% 1/15/30	215,000	224,138
4.75% 4/15/43	1,460,000	1,500,150
5.1% 9/1/40	600,000	643,500
5.25% 2/1/42	905,000	972,875
5.35% 7/1/49	150,000	158,108
Cheniere Energy Partners LP:
4% 3/1/31 (a)	1,625,000	1,718,925
5.625% 10/1/26	1,235,000	1,275,273
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,143,785
Citgo Petroleum Corp. 6.375% 6/15/26 (a)	1,160,000	1,183,200
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,630,000	1,964,639
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,928,000	1,971,091
5.75% 4/1/25	3,007,000	3,078,176
6% 2/1/29 (a)	2,500,000	2,600,000
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,200,000	1,167,000
5.75% 2/15/28 (a)	150,000	145,478
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	707,200
5.6% 4/1/44	85,000	97,445
6.45% 11/3/36 (a)	380,000	456,000
8.125% 8/16/30	25,000	33,313
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	75,000	77,344
5.75% 1/30/28 (a)	735,000	768,825
6.625% 7/15/25 (a)	170,000	179,775
EnLink Midstream LLC 5.625% 1/15/28 (a)	195,000	206,349
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	235,875
5.45% 6/1/47	530,000	514,100
5.6% 4/1/44	895,000	872,625
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	985,000	1,002,238
5.5% 7/15/28	800,000	866,000
6.5% 7/1/27 (a)	785,000	881,163
6.5% 7/15/48	485,000	532,849
EQT Corp. 3.9% 10/1/27	1,450,000	1,571,438
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,070,000	1,120,825
5.625% 2/15/26 (a)	2,310,000	2,402,400
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	330,000	344,438
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,360,000	1,378,700
New Fortress Energy, Inc. 6.5% 9/30/26 (a)	1,040,000	1,050,629
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	807,975
4.2% 3/15/48	530,000	507,475
4.3% 8/15/39	260,000	257,781
4.4% 4/15/46	815,000	799,572
4.4% 8/15/49	920,000	891,544
5.55% 3/15/26	1,275,000	1,395,602
6.125% 1/1/31	1,310,000	1,547,569
6.2% 3/15/40	255,000	295,163
6.45% 9/15/36	1,340,000	1,617,883
7.5% 5/1/31	1,780,000	2,260,600
7.875% 9/15/31	170,000	221,000
8.875% 7/15/30	580,000	782,559
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,630,000	2,413,025
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,285,000	1,307,295
4.95% 7/15/29 (a)	495,000	509,786
6.875% 4/15/40 (a)	190,000	200,070
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,165,650
5.875% 3/15/28	1,695,000	1,783,988
6% 4/15/27	25,000	26,094
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (a)	320,000	328,589
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	225,000	230,063
6% 3/1/27 (a)	980,000	1,011,850
6% 12/31/30 (a)	1,190,000	1,249,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	2,110,000	2,181,128
4.875% 2/1/31 (a)	1,275,000	1,378,594
5.375% 2/1/27	2,245,000	2,326,381
5.5% 3/1/30	255,000	280,793
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (a)	480,000	490,200
4.125% 8/15/31 (a)	460,000	476,307
Western Gas Partners LP:
3.95% 6/1/25	190,000	195,938
4.35% 2/1/25	745,000	780,388
4.65% 7/1/26	2,500,000	2,679,875
5.3% 2/1/30	2,375,000	2,666,021
		70,112,127
Environmental - 0.7%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	970,000	1,015,881
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	893,430
Stericycle, Inc. 3.875% 1/15/29 (a)	815,000	826,206
		2,735,517
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (a)	2,670,000	2,696,700
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	190,000	189,525
		2,886,225
Food/Beverage/Tobacco - 3.5%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	1,245,000	1,363,287
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,525,000	2,818,531
6.5% 4/15/29 (a)	3,890,000	4,366,525
Kraft Heinz Foods Co.:
3.875% 5/15/27	820,000	908,168
4.25% 3/1/31	775,000	891,472
Post Holdings, Inc.:
4.625% 4/15/30 (a)	2,135,000	2,175,031
5.5% 12/15/29 (a)	590,000	631,300
5.625% 1/15/28 (a)	405,000	426,263
		13,580,577
Gaming - 3.2%
MCE Finance Ltd.:
4.875% 6/6/25 (a)	1,225,000	1,244,906
5.375% 12/4/29 (a)	465,000	479,531
5.75% 7/21/28 (a)	710,000	735,738
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,300,000	1,384,500
4.5% 1/15/28	1,525,000	1,616,500
4.625% 6/15/25 (a)	245,000	260,313
5.75% 2/1/27	270,000	301,725
MGM Resorts International 5.75% 6/15/25	866,000	942,321
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,210,000	1,258,739
4.625% 12/1/29 (a)	925,000	989,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	870,000	913,196
5.5% 3/1/25 (a)	900,000	951,750
Wynn Macau Ltd. 4.875% 10/1/24 (a)	830,000	834,046
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (a)	380,000	395,086
		12,308,101
Healthcare - 5.4%
Centene Corp.:
2.45% 7/15/28 (d)	75,000	76,031
2.5% 3/1/31	1,665,000	1,667,081
4.25% 12/15/27	1,635,000	1,724,925
5.375% 6/1/26 (a)	1,820,000	1,895,894
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	315,000	323,269
4.25% 5/1/28 (a)	90,000	93,938
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	2,465,000	2,548,194
Hologic, Inc.:
3.25% 2/15/29 (a)	1,000,000	1,010,020
4.625% 2/1/28 (a)	1,650,000	1,740,750
IQVIA, Inc. 5% 5/15/27 (a)	820,000	854,850
Jazz Securities DAC 4.375% 1/15/29 (a)	350,000	364,798
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (a)	840,000	861,344
Owens & Minor, Inc. 4.5% 3/31/29 (a)	280,000	287,000
Teleflex, Inc. 4.25% 6/1/28 (a)	235,000	244,988
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,010,000	5,184,724
4.875% 1/1/26 (a)	595,000	614,338
5.125% 11/1/27 (a)	1,200,000	1,257,000
		20,749,144
Homebuilders/Real Estate - 1.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (a)	495,000	501,623
Howard Hughes Corp. 4.375% 2/1/31 (a)	700,000	698,194
Service Properties Trust:
3.95% 1/15/28	75,000	70,313
4.375% 2/15/30	725,000	677,853
4.95% 2/15/27	1,090,000	1,070,925
4.95% 10/1/29	445,000	431,227
5.5% 12/15/27	415,000	442,572
		3,892,707
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	1,165,000	1,162,088
4% 5/1/31 (a)	2,780,000	2,845,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	460,584
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	525,000	542,687
		5,010,759
Leisure - 1.3%
Carnival Corp. 10.5% 2/1/26 (a)	2,005,000	2,295,685
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (a)	1,200,000	1,223,640
9.125% 6/15/23 (a)	230,000	250,155
11.5% 6/1/25 (a)	995,000	1,141,763
		4,911,243
Metals/Mining - 0.2%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	15,000	16,369
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	57,070
HudBay Minerals, Inc. 4.5% 4/1/26 (a)	240,000	244,200
Novelis Corp. 3.875% 8/15/31 (a)(d)	385,000	389,331
		706,970
Publishing/Printing - 0.3%
Meredith Corp. 6.5% 7/1/25 (a)	1,110,000	1,196,025
Services - 4.0%
ADT Corp. 4.125% 8/1/29 (a)	385,000	387,291
AECOM 5.125% 3/15/27	1,485,000	1,652,063
Aramark Services, Inc. 5% 2/1/28 (a)	1,685,000	1,750,513
ASGN, Inc. 4.625% 5/15/28 (a)	2,740,000	2,859,533
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (a)	1,395,000	1,422,900
4% 7/1/29 (a)	155,000	159,183
Gartner, Inc.:
3.625% 6/15/29 (a)	220,000	225,225
3.75% 10/1/30 (a)	470,000	482,925
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	1,062,188
Iron Mountain, Inc. 4.875% 9/15/29 (a)	1,115,000	1,167,963
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,225,000	2,164,258
Service Corp. International 5.125% 6/1/29	1,425,000	1,539,000
TriNet Group, Inc. 3.5% 3/1/29 (a)	710,000	710,888
		15,583,930
Super Retail - 0.9%
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,115,000	1,202,082
Levi Strauss & Co. 3.5% 3/1/31 (a)	630,000	646,619
The William Carter Co. 5.625% 3/15/27 (a)	465,000	486,506
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	955,000	1,019,463
		3,354,670
Technology - 2.9%
CDK Global, Inc. 5.25% 5/15/29 (a)	1,995,000	2,169,563
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	532,219
Entegris, Inc. 4.375% 4/15/28 (a)	730,000	766,500
Gartner, Inc. 4.5% 7/1/28 (a)	660,000	697,950
Match Group Holdings II LLC 4.125% 8/1/30 (a)	265,000	277,256
ON Semiconductor Corp. 3.875% 9/1/28 (a)	545,000	567,727
Open Text Corp. 3.875% 2/15/28 (a)	655,000	676,288
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	130,000	134,225
Qorvo, Inc.:
3.375% 4/1/31 (a)	1,115,000	1,157,403
4.375% 10/15/29	500,000	544,230
Sensata Technologies BV 4% 4/15/29 (a)	1,240,000	1,272,550
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,165,000	1,173,738
Square, Inc. 2.75% 6/1/26 (a)	380,000	388,550
TTM Technologies, Inc. 4% 3/1/29 (a)	550,000	553,438
Twilio, Inc. 3.875% 3/15/31	350,000	366,065
		11,277,702
Telecommunications - 10.8%
Altice Financing SA:
5% 1/15/28 (a)	340,000	334,050
7.5% 5/15/26 (a)	433,000	450,506
Altice France SA 7.375% 5/1/26 (a)	796,000	827,840
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,510,000	1,598,335
7.5% 10/15/26 (a)	3,575,000	3,735,303
Level 3 Financing, Inc.:
4.25% 7/1/28 (a)	2,645,000	2,692,941
4.625% 9/15/27 (a)	4,200,000	4,361,700
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,585,000	2,686,642
6.875% 1/15/28	60,000	67,903
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	208,000
5.125% 1/15/28 (a)	900,000	938,419
6.625% 10/15/26 (a)	1,660,500	1,751,828
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,905,000	3,048,217
SBA Communications Corp. 3.875% 2/15/27	750,000	773,438
Sprint Capital Corp.:
6.875% 11/15/28	9,340,000	12,049,598
8.75% 3/15/32	1,150,000	1,772,581
Telecom Italia Capital SA:
6% 9/30/34	295,000	339,073
7.2% 7/18/36	2,965,000	3,811,033
		41,447,407
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (a)	385,000	383,926
Utilities - 9.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (a)	1,615,000	1,615,000
4.75% 3/15/28 (a)	195,000	206,700
5% 9/15/26	1,600,000	1,637,568
DCP Midstream Operating LP:
5.125% 5/15/29	3,925,000	4,372,843
5.625% 7/15/27	1,035,000	1,177,313
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	1,042,044
InterGen NV 7% 6/30/23 (a)	1,635,000	1,618,650
NextEra Energy Partners LP 4.25% 9/15/24 (a)	158,000	166,295
NRG Energy, Inc.:
3.625% 2/15/31 (a)	1,666,000	1,678,495
5.25% 6/15/29 (a)	625,000	670,313
5.75% 1/15/28	865,000	919,063
6.625% 1/15/27	2,390,000	2,474,128
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,909,428	2,043,011
PG&E Corp.:
5% 7/1/28	5,680,000	5,530,900
5.25% 7/1/30	2,115,000	2,064,769
TerraForm Power Operating LLC:
4.75% 1/15/30 (a)	130,000	136,825
5% 1/31/28 (a)	1,125,000	1,215,000
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,395,000	1,440,338
5.5% 9/1/26 (a)	2,520,000	2,595,600
5.625% 2/15/27 (a)	2,830,000	2,936,125
		35,540,980

TOTAL NONCONVERTIBLE BONDS		341,447,227

TOTAL CORPORATE BONDS
(Cost $329,277,967)		343,332,715
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Jonah Energy Parent LLC (e)
(Cost $163,305)	11,874	545,610
	Principal Amount	Value

Bank Loan Obligations - 1.2%
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(f)	1,413,374	1,405,134
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (b)(c)(f)	354,255	353,723
Technology - 0.5%
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (b)(c)(f)	1,846,073	1,843,950
Telecommunications - 0.2%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(f)	100,000	101,768
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (b)(c)(f)	796,736	801,963

TOTAL TELECOMMUNICATIONS		903,731

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,480,430)		4,506,538

Preferred Securities - 1.1%
Banks & Thrifts - 1.1%
Ally Financial, Inc. 4.7%(b)(g)

(Cost $4,200,000)		4,393,200

	Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.06% (h)
(Cost $29,240,109)	29,234,262	29,240,109
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $367,361,811)		382,018,172
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,339,383
NET ASSETS - 100%		$385,357,555

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,800,472 or 54.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,469
Total	$2,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,474,228	$91,309,683	$66,543,802	$--	$--	$29,240,109	0.0%
Total	$4,474,228	$91,309,683	$66,543,802	$--	$--	$29,240,109

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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